BORROWING (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Short-term debt:
Short-term borrowings	$ 6,277
Long-term debt:
Long-term bank loan	2,000
East West Bank
Short-term debt:
Short-term borrowings	6,277
Long-term debt:
Long-term bank loan	$ 2,000